Consolidated balance sheet - GBP (£) £ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Non-current assets
Property, plant and equipment	£ 11,225	£ 11,558	£ 13,100
Intangible assets	31,876	44,456	45,157
Total non-current assets	43,101	56,014	58,257
Current assets
Prepayments	1,400	2,111	3,068
R&D tax credits	6,624	10,426	7,745
Other taxes recoverable		979
Other receivables	1,836	572	1,953
Short-term investments	0		7,828
Cash and short-term deposits	56,821	16,347	28,290
Total current assets	66,681	30,435	48,884
Total assets	109,782	86,449	107,141
Equity
Issued capital	1,016	294	294
Share premium	161,785	121,684	121,684
Other capital reserves	127,727	59,147	58,004
Employee Benefit Trust shares	(1,305)	(1,305)	(1,305)
Other reserves	4,875	7,000	7,000
Accumulated losses	(270,681)	(146,065)	(127,357)
Translation reserve	825	(499)	711
Total equity	24,242	40,256	59,031
Non-current liabilities
Provisions	1,698	1,449	1,927
Interest-bearing loans and borrowings	14,506	5,373	11,721
Other liabilities	44	44	34
Warrant liability	35,757	131	225
Lease liability	11,167	9,318	13,139
Total non-current liabilities	63,172	16,315	27,046
Current liabilities
Trade and other payables	5,489	6,352	6,758
Accruals	2,701	5,138	5,961
Provisions	31	309	334
Interest-bearing loans and borrowings	13,254	15,139	8,011
Contingent consideration liability		354
Lease liability	893	2,586
Total current liabilities	22,298	29,878	21,064
Total liabilities	85,540	46,193	48,110
Total equity and liabilities	£ 109,782	£ 86,449	£ 107,141